Earnings Per Share - Dilutive Securities (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class V Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	55,486,361	55,486,361
Class P Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	14,679,507	15,024,862	14,804,507	15,125,429	25,660,529
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	6,495,170	5,909,464	7,683,598	6,269,868	6,398,707
PRSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	859,375	234,375	859,375	2,437,500
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	12,499,973	12,499,973	12,499,973	12,499,973	0
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,000,000	7,000,000
Acquisition holdback shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	677,847	0	677,847	0